Changes in the actuarial liabilities is presented as follows: (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		$ 9,880	$ 16,069
Recognized in the Statement of Income		633	638
Current service cost		66	108
Net interest		567	508
Cash effects		(1,689)	(1,663)
Contributions paid		(350)	(334)
Payments related to Term of financial commitment (TFC)		(1,339)	(886)
Other changes		640	574
Others		(9)	(1)
Cumulative Translation Adjustment		649	575
Balance at June 30, 2022		9,464
Past service cost			(1)
Present value of obligation			(763)
Plan assets transferred to PP-3			518
Sponsor contribution for PP-3			244
Interest on the obligations with contribution for the revision of the lump sum death benefit			23
Recognized in Equity - other comprehensive income			(1,719)
Remeasurement effects recognized in other comprehensive income			(1,719)
Payments of obligations with contribution for the revision of the lump sum death benefit	[1]		(443)
Balance at June 30, 2021		13,899
Petros renegotiated [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		4,050	7,524
Recognized in the Statement of Income		233	248
Current service cost		5	5
Net interest		228	226
Cash effects		(1,156)	(965)
Contributions paid		(141)	(134)
Payments related to Term of financial commitment (TFC)		(1,015)	(490)
Other changes		274	255
Others
Cumulative Translation Adjustment		274	255
Balance at June 30, 2022		3,401
Past service cost			(1)
Present value of obligation			(730)
Plan assets transferred to PP-3			496
Sponsor contribution for PP-3			233
Interest on the obligations with contribution for the revision of the lump sum death benefit			18
Recognized in Equity - other comprehensive income			(1,369)
Remeasurement effects recognized in other comprehensive income			(1,369)
Payments of obligations with contribution for the revision of the lump sum death benefit	[1]		(341)
Balance at June 30, 2021		5,693
Petros non renegotiated [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		1,169	2,696
Recognized in the Statement of Income		74	87
Current service cost		1
Net interest		73	82
Cash effects		(371)	(539)
Contributions paid		(47)	(41)
Payments related to Term of financial commitment (TFC)		(324)	(396)
Other changes		79	82
Others
Cumulative Translation Adjustment		79	82
Balance at June 30, 2022		951
Past service cost
Present value of obligation			(33)
Plan assets transferred to PP-3			22
Sponsor contribution for PP-3			11
Interest on the obligations with contribution for the revision of the lump sum death benefit			5
Recognized in Equity - other comprehensive income			(352)
Remeasurement effects recognized in other comprehensive income			(352)
Payments of obligations with contribution for the revision of the lump sum death benefit	[1]		(102)
Balance at June 30, 2021		1,974
Pension plans petros two [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		165	477
Recognized in the Statement of Income		17	37
Current service cost		7	20
Net interest		10	17
Cash effects
Contributions paid
Payments related to Term of financial commitment (TFC)
Other changes		10	21
Others		1
Cumulative Translation Adjustment		9	21
Balance at June 30, 2022		192
Past service cost
Present value of obligation
Plan assets transferred to PP-3
Sponsor contribution for PP-3
Interest on the obligations with contribution for the revision of the lump sum death benefit
Recognized in Equity - other comprehensive income
Remeasurement effects recognized in other comprehensive income
Payments of obligations with contribution for the revision of the lump sum death benefit	[1]
Balance at June 30, 2021		535
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		4,485	5,356
Recognized in the Statement of Income		309	265
Current service cost		53	83
Net interest		256	182
Cash effects		(162)	(159)
Contributions paid		(162)	(159)
Payments related to Term of financial commitment (TFC)
Other changes		287	220
Others		1
Cumulative Translation Adjustment		286	220
Balance at June 30, 2022		4,919
Past service cost
Present value of obligation
Plan assets transferred to PP-3
Sponsor contribution for PP-3
Interest on the obligations with contribution for the revision of the lump sum death benefit
Recognized in Equity - other comprehensive income
Remeasurement effects recognized in other comprehensive income
Payments of obligations with contribution for the revision of the lump sum death benefit	[1]
Balance at June 30, 2021		5,682
Other plans [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		11	16
Recognized in the Statement of Income			1
Current service cost
Net interest			1
Cash effects
Contributions paid
Payments related to Term of financial commitment (TFC)
Other changes		(10)	(4)
Others		(11)	(1)
Cumulative Translation Adjustment		1	(3)
Balance at June 30, 2022		1
Past service cost
Present value of obligation
Plan assets transferred to PP-3
Sponsor contribution for PP-3
Interest on the obligations with contribution for the revision of the lump sum death benefit
Recognized in Equity - other comprehensive income			2
Remeasurement effects recognized in other comprehensive income			2
Payments of obligations with contribution for the revision of the lump sum death benefit	[1]
Balance at June 30, 2021		$ 15

[1]	On June 30, 2021, the Company prepaid the remaining balance of US$ 447.